Securities Act File No. 333-151672

Investment Company Act File No. 811-22208

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 389 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 390 [X]

VALUED ADVISERS TRUST
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246
(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (513) 587-3400

Capitol Services, Inc.

108 Lakeland Ave., Dover, Delaware 19901
(Name and Address of Agent for Service)

With Copies to:

John M. Ford

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

Philadelphia, PA 19103

It is proposed that this filing will become effective:

[x] immediately upon filing pursuant to paragraph (b);

[ ] on (date) pursuant to paragraph (b);

[ ] 60 days after filing pursuant to paragraph (a)(1);

[ ] on (date) pursuant to paragraph (a)(1);

[ ] 75 days after filing pursuant to paragraph (a)(2); or

[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

February 21, 2024

Regan Floating Rate MBS ETF

Ticker: MBSF

Primary Listing Exchange for the Fund: NYSE Arca

Regan Capital, LLC

300 Crescent Court, Suite 1760, Dallas, TX 75201 (214) 550-1710

Website: https://www.regancapital.com/etf-mbsf/

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Prospectus gives you important information about the fund that you should know before you invest. Please read this Prospectus carefully before investing and use it for future reference.

TABLE OF CONTENTS

SUMMARY SECTION	2
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	7
HOW TO BUY AND SELL SHARES	10
DETERMINATION OF NET ASSET VALUE	12
DIVIDENDS, DISTRIBUTIONS AND TAXES	13
MANAGEMENT OF THE FUND	15
FINANCIAL HIGHLIGHTS	16
DISCLAIMERS	16
FOR MORE INFORMATION	17

1

SUMMARY SECTION

Investment Objective

The investment objective of the Regan Floating Rate MBS ETF (the “Fund”) is current income.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors may pay brokerage commissions and incur other charges on their purchases and sales of exchange-traded fund shares, which are not reflected in the Expense Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.49%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.49%

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$50	$157

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. This portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. The Fund is newly organized, and therefore, does not have any portfolio turnover history.

Principal Investment Strategies

Regan Capital, LLC, the Fund’s investment adviser (the “Adviser”), seeks to achieve the Fund’s investment objective by investing primarily in floating rate residential mortgage-backed securities (“RMBS”). The Adviser intends to invest primarily in agency RMBS (“Agency RMBS”), which are securities issued, secured, or collateralized by government sponsored entities and backed by residential mortgages.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in floating rate RMBS. The Adviser shall monitor compliance with this 80% investment policy no less frequently than quarterly. If the Fund departs from compliance with its 80% investment policy it shall generally have 90 days to return to compliance. This 80% requirement is calculated at the time the Fund makes its investment.

Money awaiting investment in portfolio holdings may be held in cash or other short-term investments. The short-term investments that the Fund may invest in are: short-term U.S. government securities and government agency securities; investment grade money market instruments; investment grade fixed income securities; repurchase agreements; commercial paper and cash equivalents; and money market mutual funds.

2

The Fund may invest, without limitation, in securities of any maturity and duration. Maturity refers to the length of time until a debt security’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call and put features and prepayment exposure into one measure with a higher duration indicating greater sensitivity to interest rates.

The Fund is an actively managed exchanged-traded Fund (an “ETF”), which is a fund that trades like other publicly-traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index.

When purchasing portfolio securities for the Fund, the Adviser is looking for attractive risk-return profiles. The Adviser intends for the Fund to be composed of extremely low-risk securities, many of which are backed by the U.S. Government, its agencies and instrumentalities, and have very little sensitivity to interest rate movements. Some of the U.S. government securities that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. Government, such as those issued by Fannie Mae and Freddie Mac. Securities issued by government-sponsored entities are not guaranteed by the U.S. Government and are solely the obligation of the issuer. There is an expectation that the U.S. Government will back such obligations.

In selecting portfolio securities, the Adviser undertakes a bottom-up analysis on collateral characteristics and capital structure to find both deep value investments and trading opportunities. The Adviser’s bottom-up analysis focuses on individual security selection. In seeking deep value investments, the Adviser seeks securities whose market price is significantly lower than the Adviser’s estimate of the security’s true value. The Adviser will overlay this analysis with a top-down macro qualitative analysis, which contains but is not limited to key factors, such as economic outlook, interest rates and real estate fundamentals. The Adviser regularly analyzes portfolio positions and actively sells investments that it believes are not optimal for the portfolio. The Adviser seeks to achieve a risk-adjusted return by continuously evaluating Fund assets against current risk-free rates of return of available bonds in the market, typically treasuries and other government-backed securities. A risk-adjusted return measures an investment’s profit after taking into account the degree of risk that was taken to achieve it. For example, if two or more investments have the same return over a given time period, the one that has the lowest risk will have a better risk-adjusted return. The risk is measured in comparison to that of a virtually risk-free investment such as Treasuries. Due to this method of determining which portfolio positions to buy and sell and the Adviser’s active trading, portfolio turnover will generally be 100% or greater.

The Fund’s investment objective is not fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ advance notice of any change in the investment objective.

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. To the extent the Fund employs strategies targeting perceived pricing inefficiencies, arbitrage strategies or similar strategies, it is subject to the risk that the pricing or valuation of the securities and instruments involved in such strategies may change unexpectedly, which may result in reduced returns or losses to the Fund. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Adviser and each individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Mortgage-Backed Securities Risk. When interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Additionally, the liquidity of non-investment grade securities and sub-prime mortgage securities can change dramatically over time.

3

Credit Risk. There is a risk that the issuer of a mortgage-backed security will fail to pay interest or principal in a timely manner or that changes in the market’s perceptions of the issuer’s financial strength and ability to make such payments will cause the price of that security to decline.

Interest Rate Risk. Interest rates increasing may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, mortgage-backed securities’ prices typically do not rise as much as the prices of comparable bonds. Recent market events stemming from the COVID-19 pandemic have impacted interest rates. Interest rates have fallen to historic lows during the COVID-19 pandemic and the Federal Reserve Bank and stimulus actions by the United States Congress have also caused interest rates to fall. An environment with falling interest rates may lead to a rise in the price of RMBS or the increase in defaults on mortgages; falling interest rates can increase refinance activity which will increase the prepayment risk.

Prepayment Risk. When interest rates fall, certain obligations may be paid off by the obligor earlier than expected by refinancing their mortgages, resulting in prepayment of the mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income.

Extension Risk. When interest rates rise, homeowners may pay their debt at slower rates, resulting in lengthening the average life of mortgage-backed securities held by the Fund. This would delay the Fund’s ability to reinvest proceeds at higher interest rates.

Real Estate and Regulatory Actions Risk. Mortgage backed securities are dependent on real estate prices and real estate fundamentals. When real estate prices face a significant decline, the Fund’s securities may be negatively affected. Regulatory actions may also have an adverse impact on real estate prices.

To Be Announced (“TBA”) Security Risk. A TBA is a contract to purchase or sell a RMBS at some point in the future and may be classified as a derivative in certain circumstances. The Fund will only engage in TBA contracts for hedging purposes. Due to the forward-settling nature of TBAs, there is risk that the value of the underlying RMBS will fluctuate greater than anticipated or that the TBA may not correlate to the underlying RMBS or to the RMBS market as a whole. There is also counterparty risk with entering into a TBA contract.

Portfolio Turnover Risk. As a result of its active trading strategy, the Fund may incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

U.S. Government Securities Risk. U.S. government securities are obligations of, or guaranteed by, the U.S. Government, or its agencies or instrumentalities. Certain U.S. government securities are backed by the U.S. Department of the Treasury or the full faith and credit of the United States and may include U.S. Treasury Inflation-Protected Securities, notes and bonds. Such securities are guaranteed only as to the timely payment of interest and principal when held to maturity. U.S. government securities include issues by non-governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. Government guarantees principal and interest payments on securities issued by the U.S. Government and some of its agencies, such as securities issued by Ginnie Mae, this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of the U.S. government securities that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. Government, such as those issued by Fannie Mae and Freddie Mac. Securities issued by government-sponsored entities are not guaranteed by the U.S. Government and are solely the obligation of the issuer. There is an expectation that the U.S. Government will back such obligations. The total public debt of the United States as a percentage of gross domestic product has grown rapidly. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

Management Risk. The skill of the Adviser will play a significant role in the Fund’s ability to achieve its investment objective. The Fund’s ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods. The Fund’s ability to achieve its investment objective depends on the ability of the Adviser to select securities, especially in volatile markets and the Adviser could be incorrect in its analysis of industries, companies, and the relative attractiveness of securities.

Securities Market Risk. The securities markets are volatile and securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the securities markets and on specific securities. Volatility in the securities market may make it more difficult for the Fund to accurately value its securities or to sell its securities on a timely basis.

4

Periods of market volatility may occur in response to pandemics or other events outside of the Adviser’s control. These types of events could adversely affect the Fund’s performance. For example, since December 2019, a novel strain of coronavirus (COVID-19) has spread globally, which resulted in the temporary closure of many corporate offices, retail stores, manufacturing facilities and factories, and other businesses across the world.

Recently Organized Fund Risk. The Fund is recently organized with a limited operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed directly or indirectly to the following risks:

•	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV, which may also lead to a widening of bid/ask spreads quoted for shares, and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
•	Trading. Although shares are listed for trading on the NYSE Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and may lead to a widening of bid/ask spreads quoted for shares.
•	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Cybersecurity Risk. The Fund and its service providers may be subject, directly or indirectly, to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency.

As with any investment, the Fund’s returns will vary and you could lose money.

Performance

Because the Fund does not yet have a full calendar year of operations, no performance information is presented for the Fund at this time. Once available, performance information will be presented in this section of this Prospectus.

Portfolio Management

Investment Adviser – Regan Capital, LLC

5

Portfolio Management Team

•	Skyler Weinand, CFA – Owner and CIO of the Adviser.

•	Chris Hall – Senior Portfolio Manager of the Adviser.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares at NAV only in large blocks of shares (each block of shares is called a “Creation Unit”) and only to Authorized Participants that have entered into agreements with the Fund’s distributor (the “Distributor”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the NYSE Arca and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. Individual shares may only be purchased and sold in secondary market transactions through brokers.

Information about the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, will be available on the Fund’s web site at https://www.regancapital.com/etf-mbsf/.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Distributions from a tax-advantaged account may be subject to taxation at ordinary income tax rates when withdrawn from such an account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of the Fund is current income. The Fund’s investment objective is not fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ advance notice of any change in its investment objective.

Principal Investment Strategies

Regan Capital, LLC, the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing primarily in RMBS. The Adviser intends to invest primarily in Agency RMBS, which are securities issued, secured, or collateralized by government-sponsored entities and backed by residential mortgages.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in floating rate RMBS. The Adviser shall monitor compliance with this 80% investment policy no less frequently than quarterly. If the Fund departs from compliance with its 80% investment policy it shall generally have 90 days to return to compliance. This 80% requirement is calculated at the time the Fund makes its investment.

Money awaiting investment in portfolio holdings may be held in cash or other short-term investments. The short-term investments that the Fund may invest in are: short-term U.S. government securities and government agency securities; investment grade money market instruments; investment grade fixed income securities; repurchase agreements; commercial paper and cash equivalents; and money market mutual funds.

The Fund may invest, without limitation, in securities of any maturity and duration. Maturity refers to the length of time until a debt security’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call and put features and prepayment exposure into one measure with a higher duration indicating greater sensitivity to interest rates.

The Fund is an actively managed ETF, which is a fund that trades like other publicly-traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index.

When purchasing portfolio securities for the Fund, the Adviser is looking for attractive risk-return profiles. The Adviser intends for the Fund to be composed of extremely low-risk securities, many of which are backed by the U.S. Government, its agencies and instrumentalities, and have very little sensitivity to interest rate movements. Some of the U.S. government securities that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. Government, such as those issued by Fannie Mae and Freddie Mac. Securities issued by government-sponsored entities are not guaranteed by the U.S. Government and are solely the obligation of the issuer. There is an expectation that the U.S. Government will back such obligations.

In selecting portfolio securities, the Adviser undertakes a bottom-up analysis on collateral characteristics and capital structure to find both deep value investments and trading opportunities. The Adviser’s bottom-up analysis focuses on individual security selection. In seeking deep value investments, the Adviser seeks securities whose market price is significantly lower than the Adviser’s estimate of the security’s true value. The Adviser will overlay this analysis with a top-down macro qualitative analysis, which contains but is not limited to key factors, such as economic outlook, interest rates and real estate fundamentals. The Adviser regularly analyzes portfolio positions and actively sells investments that it believes are not optimal for the portfolio. The Adviser seeks to achieve a risk-adjusted return by continuously evaluating Fund assets against current risk-free rates of return of available bonds in the market, typically treasuries and other government-backed securities. A risk-adjusted return measures an investment’s profit after taking into account the degree of risk that was taken to achieve it. For example, if two or more investments have the same return over a given time period, the one that has the lowest risk will have a better risk-adjusted return. The risk is measured in comparison to that of a virtually risk-free investment such as Treasuries. Due to this method of determining which portfolio positions to buy and sell and the Adviser’s active trading, portfolio turnover will generally be 100% or greater.

The Fund’s investment objective is not fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ advance notice of any change in the investment objective.

7

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. To the extent the Fund employs strategies targeting perceived pricing inefficiencies, arbitrage strategies or similar strategies, it is subject to the risk that the pricing or valuation of the securities and instruments involved in such strategies may change unexpectedly, which may result in reduced returns or losses to the Fund. Additionally, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Adviser and each individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Mortgage-Backed Securities Risk. When interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Additionally, the liquidity of non-investment grade securities and sub-prime mortgage securities can change dramatically over time.

Credit Risk. There is a risk that the issuer of a mortgage-backed security will fail to pay interest or principal in a timely manner or that changes in the market’s perceptions of the issuer’s financial strength and ability to make such payments will cause the price of that security to decline.

Interest Rate Risk. Interest rates increasing may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, mortgage-backed securities’ prices typically do not rise as much as the prices of comparable bonds. Recent market events stemming from the COVID-19 pandemic have impacted interest rates. Interest rates have fallen to historic lows during the COVID-19 pandemic and the Federal Reserve Bank and stimulus actions by the United States Congress have also caused interest rates to fall. An environment with falling interest rates may lead to a rise in the price of RMBS or the increase in defaults on mortgages; falling interest rates can increase refinance activity which will increase the prepayment risk.

Prepayment Risk. When interest rates fall, certain obligations may be paid off by the obligor earlier than expected by refinancing their mortgages, resulting in prepayment of the mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income.

Extension Risk. When interest rates rise, homeowners may pay their debt at slower rates, resulting in lengthening the average life of mortgage-backed securities held by the Fund. This would delay the Fund’s ability to reinvest proceeds at higher interest rates.

Real Estate and Regulatory Actions Risk. Mortgage backed securities are dependent on real estate prices and real estate fundamentals. When real estate prices face a significant decline, the Fund’s securities may be negatively affected. Regulatory actions may also have an adverse impact on real estate prices.

To Be Announced (“TBA”) Security Risk. A TBA is a contract to purchase or sell a RMBS at some point in the future and may be classified as a derivative in certain circumstances. The Fund will only engage in TBA contracts for hedging purposes. Due to the forward-settling nature of TBAs, there is risk that the value of the underlying RMBS will fluctuate greater than anticipated or that the TBA may not correlate to the underlying RMBS or to the RMBS market as a whole. There is also counterparty risk with entering into a TBA contract.

8

Portfolio Turnover Risk. As a result of its active trading strategy, the Fund may incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

U.S. Government Securities Risk. U.S. government securities are obligations of, or guaranteed by, the U.S. Government, or its agencies or instrumentalities. Certain U.S. government securities are backed by the U.S. Department of the Treasury or the full faith and credit of the United States and may include U.S. Treasury Inflation-Protected Securities, notes and bonds. Such securities are guaranteed only as to the timely payment of interest and principal when held to maturity. U.S. government securities include issues by non-governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. Government guarantees principal and interest payments on securities issued by the U.S. Government and some of its agencies, such as securities issued by Ginnie Mae, this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of the U.S. government securities that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. Government, such as those issued by Fannie Mae and Freddie Mac. Securities issued by government-sponsored entities are not guaranteed by the U.S. Government and are solely the obligation of the issuer. There is an expectation that the U.S. Government will back such obligations. The total public debt of the United States as a percentage of gross domestic product has grown rapidly. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

Management Risk. The skill of the Adviser will play a significant role in the Fund’s ability to achieve its investment objective. The Fund’s ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods. The Fund’s ability to achieve its investment objective depends on the ability of the Adviser to select securities, especially in volatile markets and the Adviser could be incorrect in its analysis of industries, companies, and the relative attractiveness of securities.

Securities Market Risk. The securities markets are volatile and securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the securities markets and on specific securities. Volatility in the securities market may make it more difficult for the Fund to accurately value its securities or to sell its securities on a timely basis.

Periods of market volatility may occur in response to pandemics or other events outside of the Adviser’s control. These types of events could adversely affect the Fund’s performance. For example, since December 2019, a novel strain of coronavirus (COVID-19) has spread globally, which resulted in the temporary closure of many corporate offices, retail stores, manufacturing facilities and factories, and other businesses across the world.

Recently Organized Fund Risk. The Fund is recently organized with a limited operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed directly or indirectly to the following risks:

•	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV, which may also lead to a widening of bid/ask spreads quoted for shares, and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
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•	Trading. Although shares are listed for trading on the NYSE Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and may lead to a widening of bid/ask spreads quoted for shares.
•	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Cybersecurity Risk. The Fund and its service providers may be subject, directly or indirectly, to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by any government agency.

As with any investment, the Fund’s returns will vary and you could lose money.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. In such instances, the Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; investment grade fixed income securities; repurchase agreements; commercial paper and cash equivalents. The Fund may invest in the securities described above at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available. By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling securities and realizing gains and losses. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective(s).

Is the Fund right for you?

The Fund may be suitable for:

•                     long-term investors seeking a fund with an investment objective of current income

•                     investors willing to accept price fluctuations in their investment

The Fund’s portfolio holdings are disclosed on its website daily after the close of trading on the stock exchange and prior to the opening of trading on the Exchange the following day. Information about the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is included in the Statement of Additional Information (“SAI”).

HOW TO BUY AND SELL SHARES

Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s Distributor (“Authorized Participants”) may acquire shares directly from the Fund and tender their shares for redemption directly to the Fund. Such purchases and redemptions are made at NAV per share and only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

The Fund offers creations and redemptions of shares for cash. The Fund reserves the right to offer creations and redemptions of shares for in-kind securities.

A creation transaction, which is subject to acceptance by the Fund’s Distributor and the Fund, generally takes place when an Authorized Participant deposits into the Fund cash in exchange for a specified number of Creation Units. A creation transaction, which is subject to acceptance by the Fund’s Distributor and the Fund, may also take place when an Authorized Participant deposits into the Fund a designated portfolio of securities (“Deposit Securities”) (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund (“Cash Component”) in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the Fund. Shares can be redeemed

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only in Creation Units, generally for cash. The Fund may also redeem Shares for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant agreement.

The Fund charges Authorized Participants standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs).

The Transaction Fees for the Fund are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	200 basis points (2.00%)

*As a percentage of the amount invested.

Generally, the Fund redeems Shares for Cash. The Fund reserves the right to make redemptions of Shares in-kind.

Shares of the Fund will be listed for trading on the NYSE Arca under the symbol MBSF. Share prices are reported in dollars and cents per share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares.

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Frequent Purchases And Redemptions Of Fund Shares

The Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and the vast majority of trading in the Fund’s shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s shares.

Investments by Other Investment Companies

Section 12(d)(1) of the Investment Company Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules. In order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1), the registered investment company must enter into an agreement with the Trust.

DETERMINATION OF NET ASSET VALUE

The Fund’s NAV per share (“NAV”) is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form. In the event the Fund holds portfolio securities that trade in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Fixed income securities for which market quotations are readily available are generally valued based upon the mean of the last bid and ask prices as provided by an independent pricing service. If market quotations are not readily available, the pricing service may use electronic data processing techniques and/or a computerized matrix system based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices to determine valuations. In determining the value of a bond or other fixed income security, matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity and type of issue, and any other factors or market data as the independent pricing service deems relevant for the security being priced and for other securities with similar characteristics.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at their market value as determined by an independent third-party pricing agent, unless it is determined that such practice does not approximate fair value.

Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. The Adviser’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

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The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots.” The Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects the fair value of the Fund’s holding.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Adviser as valuation designee will monitor for significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Premium/Discount Information

Most investors will buy and sell shares of the Fund in secondary market transactions through brokers at market prices and the Fund’s shares will trade at market prices. The market price of shares of the Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of the Fund.

Information regarding how often the shares of the Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at https://www.regancapital.com/etf-mbsf/.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Fund typically distributes to its shareholders as dividends all or substantially all of its net investment income and any realized net capital gains. The Fund expects that its distributions will consist primarily of income and net realized capital gains. Distributions of net investment income, if any, are declared and paid monthly to you. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described below (including if reinvested in additional shares). The amount of any distribution will vary and there is no guarantee that the Fund will distribute either investment income or capital gains.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Taxes. As with any investment, you should consider how your investment in shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

The Fund intends to elect and to qualify each year for treatment as a RIC. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the Fund level on income and gains from investments that are timely distributed to the shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	the Fund makes distributions,

•	you sell your shares listed on the Exchange, and

•	you purchase or redeem Creation Units.

Taxes on Distributions. As stated above, dividends from net investment income, if any, ordinarily are declared and paid monthly by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. If you are a taxable investor, Fund distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gain are taxable to you at ordinary income rates. Fund distributions of long-term capital gains are taxable to you at long-term capital gain rates. A portion of income dividends reported by

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the Fund as qualified dividend income may be eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Qualified dividend income generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of certain foreign corporations may be qualified dividend income if that stock is readily tradeable on an established U.S. securities market. Since the Fund is not focusing on equity investments, the Fund does not expect to report eligible dividends as qualified dividend income.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional shares of the Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November, or December but paid in January are taxable as if they were paid in December.

Taxes on Exchange-Listed Share Sales. Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. However, any loss incurred on the sale or exchange of the Fund’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. The ability to deduct capital losses from sales of shares may be limited.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Fund must withhold if the Service instructs us to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange or your shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax, at either the 30% statutory rate or a lower rate if you are a resident of a country that has a tax treaty with the U.S. and are subject to special U.S. tax certification requirements to avoid

14

backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, if any, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements. In December 2018, the Service and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on those proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.

Possible Tax Law Changes. At the time that this prospectus is being prepared, various administrative and legislative changes to the federal tax laws are under consideration. However, it is not possible at this time to determine whether any of these changes will be made or what the changes might entail.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the shares under all applicable tax laws. See “Tax Status” in the SAI for more information.

MANAGEMENT OF THE FUND

Adviser.

Regan Capital, LLC, 300 Crescent Court, Suite 1760, Dallas, TX 75201, serves as investment adviser to the Fund. The Adviser is a U.S. Securities and Exchange Commission registered investment advisory firm formed in 2011. In addition to the Fund, the Adviser currently provides investment advisory services to a registered open-end mutual fund, privately offered pooled investment funds and separately managed accounts. The Adviser is owned and controlled by Skyler Weinand, CFA, managing member who holds greater than 25% interest in the units of the Adviser and is therefore a control person of the Adviser. The Adviser has overall responsibility for the general management and administration of the Fund. As of December 31, 2023, the Adviser had assets under management of approximately $1.25 billion.

Under the Investment Advisory Agreement, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other services, except for the fee payments to the Adviser under the Investment Advisory Agreement (also known as a “unitary advisory fee”), interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses (if any), litigation expenses and other extraordinary expenses. The Fund pays the Adviser a unitary advisory fee at an annual rate equal to 0.49% of the Fund’s average daily net assets. A discussion of the factors that the Board considered in approving the Fund’s Investment Advisory Agreement with the Adviser will be contained in the Fund’s first semi-annual report to shareholders for the fiscal period ended July 31, 2024.

Portfolio Managers.

Skyler Weinand, CFA – Mr. Weinand, Managing member of the Adviser, founded the Adviser in 2011. Prior to forming the Adviser, Mr. Weinand was head of residential and consumer asset-backed securities trading at Cantor Fitzgerald from July 2007 to March 2011. Prior to that, Mr. Weinand was responsible for trading a $2+ billion mortgage-backed securities portfolio at Sit Investment Associates from July 2005 to June 2007. From 2001 to 2005 Mr. Weinand was employed with GMAC-RFC. Mr. Weinand is a graduate of the Carlson School of Management at the University of Minnesota with Bachelor of Science Degrees in Finance and Management Information Systems.

Chris Hall – Mr. Hall, Senior Portfolio Manager of the Adviser joined, the Adviser in June 2013. Prior to joining the Adviser, Mr. Hall was Partner and Co-Head of Sales at Auriga USA, LLC and a Director of Fixed Income Sales at KeyBanc Capital Markets. Mr. Hall is a graduate of Williams College, with a Bachelor of Arts in Economics.

The Fund’s SAI provides additional information about the Fund’s portfolio managers, including their compensation structure, other accounts managed, and ownership of shares of the Fund.

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FINANCIAL HIGHLIGHTS

The Fund is newly organized, and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Once the information becomes available, you may request a copy of this information by calling the Fund at (844) 988 - 6273.

DISCLAIMERS

Shares of the Fund are not sponsored, endorsed, or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund. NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, or in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

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FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi-Annual Reports: While this Prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The Annual Report includes a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period. Paper copies of the reports are no longer sent by mail, unless you specifically request paper copies of the shareholder reports from the Fund or from your financial intermediary. You may elect to receive all future reports in paper format, free of charge by contacting your financial intermediary or by calling the Fund toll-free at (844) 988 - 6273.

Statement of Additional Information: The SAI supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks, policies, and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the SEC and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of the current SAI and the Fund’s Annual and Semi-Annual Reports, and request other information about the Fund or make shareholder inquiries, in any of the following ways:

You can get free copies of the current Annual and Semi-Annual Reports, as well as the SAI, by contacting the Fund at (844) 988 - 6273. You may also request other information about the Fund and make shareholder inquiries. The requested documents will be sent within three business days of receipt of the request. The Fund’s SAI and Annual and Semi-Annual Reports are available on the Fund’s website at https://www.regancapital.com/etf-mbsf/.

You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

Investment Company Act #811-22208

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Regan Floating Rate MBS ETF

Ticker: MBSF

Primary Listing Exchange for the Fund: NYSE Arca

Series of

Valued Advisers Trust

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Statement of Additional Information

February 21, 2024

Regan Capital, LLC

300 Crescent Court, Suite 1760, Dallas, TX 75201 (214) 550-1710

Website: https://www.regancapital.com/etf-mbsf/

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus (the “Prospectus”) of the Regan Floating Rate MBS ETF (the “Fund”) dated February 21, 2024. This SAI is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus can be obtained without charge, upon request, by calling toll-free (844) 988 - 6273 or by visiting the Fund’s website at https://www.regancapital.com/etf-mbsf/.

TABLE OF CONTENTS

DESCRIPTION OF THE TRUST AND THE FUND	1
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS	2
PORTFOLIO TURNOVER	8
INVESTMENT LIMITATIONS	8
INVESTMENT ADVISER	9
TRUSTEES AND OFFICERS	11
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	15
PORTFOLIO TRANSACTIONS AND BROKERAGE	15
DISCLOSURE OF PORTFOLIO HOLDINGS	16
PROXY VOTING POLICY	18
DETERMINATION OF NET ASSET VALUE	18
HOW TO BUY AND SELL SHARES	19
STATUS AND TAXATION OF THE FUND	27
THE DISTRIBUTOR	37
OTHER SERVICE PROVIDERS	37
FINANCIAL STATEMENTS	38
DISCLAIMERS	38
EXHIBIT A – TRUST PROXY VOTING POLICIES AND PROCEDURES	39
EXHIBIT B – ADVISER PROXY VOTING POLICIES AND PROCEDURES	41
EXHIBIT C – GOVERNANCE AND NOMINATING COMMITTEE CHARTER	42
EXHIBIT D – DESCRIPTION OF SECURITIES RATINGS	45

DESCRIPTION OF THE TRUST AND THE FUND

The Regan Floating Rate MBS ETF (the “Fund”) is an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Trustees. The Fund’s investment adviser is Regan Capital, LLC (the “Adviser”).

The Fund issues and redeems shares solely to certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s distributor (“Authorized Participants”) on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for cash. The Fund reserves the right to offer creations and redemptions of shares in-kind. In-kind Creation Units may be issued for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Cash Component”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for cash of for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of a block of shares.

Shares are listed and traded on the NYSE Arca (“NYSE Arca” or the “Exchange”). Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Other than Authorized Participants, investors will not be able to purchase or redeem shares directly with or from the Fund. Instead, most investors will buy and sell shares in the secondary market through a broker.

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Board. Each share has the same voting and other rights and preferences as any other shares of any series of the Trust with respect to matters that affect the Trust as a whole. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. The Fund currently offers only one class of shares. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Board in such manner as the Board determines to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

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For information concerning the purchase and sale of shares of the Fund, see “How to Buy and Sell Shares” in the Fund’s Prospectus and in this SAI. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and in this SAI.

The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Annual Report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information about the investments the Fund may make and some of the techniques it may use.

U.S. Government Securities and Mortgage-Backed Securities. U.S. Government securities means securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. Securities issued or guaranteed by the U.S. Government include a variety of Treasury securities (i.e., securities issued by the U.S. Government) that differ only in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less. Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance. Zero coupon Treasury securities consist of Treasury Notes and Bonds that have been stripped of their unmatured interest coupons.

U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, the Inter-American Development Bank, the Asian Development Bank, the Student Loan Marketing Association and the International Bank for Reconstruction and Development.

Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. If the Fund elects to invest in U.S. Government securities, then it will invest in securities of such instrumentality only when the Adviser is satisfied that the credit risk with respect to any instrumentality is acceptable.

Among the U.S. Government securities that the Fund may purchase are mortgage-backed securities’ or “MBS” of the Government National Mortgage Association (“Ginnie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”). These MBS include “pass-through” securities and “participation certificates;” both are similar, representing pools of mortgages that are assembled, with interests sold in the pool; the assembly is made by an “issuer” which assembles the mortgages in the pool and passes through payments of principal and interest for a fee payable to it. Payments

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of principal and interest by individual mortgagors are “passed through” to the holders of the interest in the pool. Thus, the monthly or other regular payments on pass-through securities and participation certificates include payments of principal (including prepayments on mortgages in the pool) rather than only interest payments. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States, but their yield is not guaranteed. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States. Securities issued by government-sponsored entities are not guaranteed by the U.S. Government and are solely the obligation of the issuer. There is an expectation that the U.S. Government will back such obligations. It is possible that the availability and the marketability (i.e., liquidity) of these securities discussed in this paragraph could be adversely affected by actions of the U.S. Government to tighten the availability of its credit or to affect adversely the tax effects of owning them.

The investment characteristics of adjustable and fixed rate MBS differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, if the Fund purchases MBS at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if the Fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity and market value.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac.

Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

The Fund may also invest in Mortgage-Backed Securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans (“CMOs’ and “REMICs”).

TBA Purchase Commitments. TBA or “To Be Announced” purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 75 to 90 days. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities and the Fund will set aside cash or other liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If the Fund chooses to dispose of the TBA security prior to its settlement, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

Firm Commitments. Securities may be purchased on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to

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delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund may sell commitments to purchase securities on a firm commitment basis before the settlement date.

Stand-by Commitments. A stand-by commitment involves the purchase of securities by the Fund together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which the Fund pays for securities with a stand-by commitment may increase the cost, and thereby reduce the yield, of the security. The primary purpose of this practice is to provide the Fund with liquidity as needed. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment and differences between the maturity of the underlying security and the maturity of the commitment.

Duration and Portfolio Maturity. As a measure of a fixed-income security’s cash flow, duration is an alternative to the concept of “term to maturity” in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 3% if interest rates fell 1%. The market price of a bond with a duration of six years would be expected to increase or decline twice as much as the market price of a bond with a three-year duration. Duration is a way of measuring a security’s maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security’s cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security’s yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond’s cash flows, where the present values of the cash flows serve as weights. In computing the duration of the Fund, the Adviser will estimate the duration of obligations that are subject to features such as prepayment or redemption by the issuer, put options retained by the investor or other imbedded options, taking into account the influence of interest rates on prepayments and coupon flows. The Adviser will adjust the duration and maturity of the Fund’s portfolio based on the Adviser’s interest rate outlook.

Prepayments. Prepayments on a pool of mortgage loans are influenced by a variety of factors, including economic conditions, changes in mortgagors’ housing needs, job transfer, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions. The timing and level of prepayments cannot be predicted. Generally, however, prepayments on adjustable rate mortgage loans and fixed rate mortgage loans will increase during a period of falling mortgage interest rates and decrease during a period of rising mortgage interest rates. Accordingly, the amounts of prepayments available for reinvestment by the Fund are likely to be greater during a period of declining mortgage interest rates. If general interest rates also decline, such prepayments are likely to be reinvested at lower interest rates than the Fund was earning on the mortgage-backed securities that were prepaid.

Adjustable Rate Mortgage Loans (“ARMs”). Certain mortgage loans underlying the MBS in which the Fund may invest will be ARMs. ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

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There are two main categories of indexes which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indexes include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury Bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one year London Interbank Offered Rate, the prime rate of a specific bank, or commercial paper rates. Some indexes, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund’s portfolio and therefore in the NAV per share of the Fund will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indexes.

Adjustable interest rates can cause payment increases that some mortgagors may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARMs. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period. Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization, and is repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

The mortgage loans underlying other MBS in which the Fund may invest will be fixed rate mortgage loans. Generally, fixed rate mortgage loans eligible for inclusion in a mortgage pool will bear simple interest at fixed annual rates and have original terms to maturity ranging from five to 40 years. Fixed rate mortgage loans generally provide for monthly payments of principal and interest in substantially equal installments for the contractual term of the mortgage note in sufficient amounts to fully amortize principal by maturity although certain fixed rate mortgage loans provide for a large final “balloon” payment upon maturity.

Short-Term, Temporary, and Cash Investments. The Fund may invest in any of the following securities and instruments:

•	Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar denominated obligations of domestic
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or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, the Fund may make interest bearing time or other interest bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

•	Savings Association Obligations. The Fund may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.
•	Commercial Paper, Short Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s (“S&P”), “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in EXHIBIT D.

Illiquid Investments and Restricted Securities. The Fund may not acquire an illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If illiquid investments exceed 15% of the Fund’s net assets, certain remedial actions will be taken as required by Rule 22e-4 under the 1940 Act and the Fund’s policies and procedures.

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Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when the sale would otherwise be desirable. Under U.S. Securities and Exchange Commission (the “SEC”) regulations, certain restricted securities acquired through private placements can be traded freely among qualified purchasers. While restricted securities are generally classified as illiquid, the SEC has stated that an investment company’s board of directors, or its investment adviser acting under authority delegated by the board, may determine that a security eligible for trading under this rule is “liquid.” The Fund intends to rely on this rule, to the extent appropriate, to deem specific securities acquired through private placement as “liquid.” The Board has delegated to the Adviser, pursuant to guidelines established by the Board, the responsibility for determining whether a particular security eligible for trading under this rule is “liquid.” Investing in these restricted securities could have the effect of increasing the Fund’s illiquidity if qualified purchasers become, for a time, uninterested in buying these securities.

Restricted securities may be sold only (1) pursuant to SEC Rule 144A or another exemption, (2) in privately negotiated transactions or (3) in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the “Securities Act”). Rule 144A securities, although not registered in the U.S., may be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act. As noted above, the Adviser, acting pursuant to guidelines established by the Board, may determine that some Rule 144A securities are liquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a restricted security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Illiquid investments may be difficult to value, and the Fund may have difficulty disposing of such investments promptly. The Fund does not consider non-U.S. securities to be restricted if they can be freely sold in the principal markets in which they are traded, even if they are not registered for sale in the U.S.

Borrowing. The Fund is authorized to borrow money from a bank from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions, and not for the purpose of leveraging its investments, in amounts not to exceed at any time 33-1/3% of the value of its total assets at the time of such borrowings, as allowed under the 1940 Act. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Cyber Security Risk. Investment companies, such as the Fund, and its service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial

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losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes.

Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

Pandemic Risk. The global outbreak of the COVID-19 virus and the resulting governmental responses to address the pandemic have disrupted global economic markets and contributed to significant volatility in certain markets, and the economic impact, duration and spread of the COVID-19 pandemic remains uncertain at this time. The performance of the Fund may be impacted by COVID-19, which may in turn impact the value of your investment.

PORTFOLIO TURNOVER

The Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. The Fund’s portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. It is anticipated the portfolio turnover rate for the Fund will be low, generally around 20% - 30% per year. However, this should not be considered as a limiting factor. The Fund’s turnover rate will be available after the Fund completes its first fiscal year.

INVESTMENT LIMITATIONS

Fundamental Investment Policies

The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares of the Fund” means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.

1.	Borrowing Money. The Fund will not borrow money, except from: (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.	Diversification. The Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities and securities of other investment companies are not subject to this limitation).

3.	Senior Securities. The Fund will not issue senior securities, except as permitted by the 1940 Act and the rules and regulations thereunder.
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4.	Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

5.	Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

6.	Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

7.	Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

8.	Concentration. The Fund will not invest more than 25% of its total assets in any one particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

INVESTMENT ADVISER

Regan Capital, LLC, 300 Crescent Court, Suite 1760, Dallas, TX 75201, serves as investment adviser to the Fund. The Adviser is a U.S. Securities and Exchange Commission registered investment advisory firm formed in 2011. In addition to the Fund, the Adviser currently provides investment advisory services to a registered open-end mutual fund, privately offered pooled investment funds and separately managed accounts. The Adviser is owned and controlled by Skyler Weinand, CFA, managing member who holds greater than 25% interest in the

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units of the Adviser and is therefore a control person of the Adviser. As of December 31, 2023, the Adviser had assets under management of approximately $1.25 billion.

Pursuant to the Investment Advisory Agreement between the Adviser and the Trust (on behalf of the Fund), the Adviser has overall responsibility for the general management and administration of the Fund. The Adviser sets the Fund’s overall investment strategies, develops, constructs and monitors the asset allocation, identifies securities for investment, determines when securities should be purchased or sold, and selects brokers or dealers to execute transactions for the Fund’s portfolio.

Under the Investment Advisory Agreement, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other services, except for the fee payments to the Adviser under the Investment Advisory Agreement (also known as a “unitary advisory fee”), interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses (if any), litigation expenses and other extraordinary expenses. The Fund pays the Adviser a unitary advisory fee at an annual rate equal to 0.49% of the Fund’s average daily net assets.

General

A discussion of the factors that the Board considered in approving the Fund’s Investment Advisory Agreement with the Adviser, including the Board’s conclusions with respect thereto, will be contained in the Fund’s first semi-annual report to shareholders for the fiscal period ended July 31, 2024.

About the Portfolio Managers

Skyler Weinand, CFA and Chris Hall are the portfolio managers of the Fund. The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within various categories as of December 31, 2023.

Skyler Weinand, CFA

Type of Account	Number of Other Accounts Managed	Total Assets in Other Accounts Managed (millions)	Number of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies	1	$542 mm	0	$0
Other Pooled Investment Companies	8	$311 mm	8	$311 mm
Other Accounts	33	$336 mm	12	$203 mm

Chris Hall

Type of Account	Number of Other Accounts Managed	Total Assets in Other Accounts Managed (millions)	Number of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies	1	$542 mm	0	$0
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Other Pooled Investment Companies	8	$311 mm	8	$311 mm
Other Accounts	33	$336 mm	12	$203 mm

Compensation

Each portfolio manager is paid a fixed base salary that will only increase after the end of each year based on the discretion of the firm’s managing member. Additionally, portfolio managers are paid a bonus based on the employee's performance which is assessed at the discretion of the managing member. Certain senior staff members participate in a profit-sharing shadow equity structure.

Certain Potential Conflicts of Interest

Potential conflicts of interest may arise because the Portfolio Managers use the same proprietary investment methodology for the Fund as they use for other clients and because the Adviser manages assets for other clients. This means that the Portfolio Managers will make the investment strategies used to manage the Fund available to other clients. As a result, there may be circumstances under which the Fund and other clients of the Adviser may compete in purchasing available investments and, to the extent that the demand exceeds the supply, may result in driving the prices of such investments up, resulting in higher costs to the Fund. There also may be circumstances under which the Portfolio Managers recommend the purchase or sale of various investments to other clients and do not purchase or sell the same investments for the Fund, or purchase or sell an investment for the Fund and do not include such investment in recommendations provided to other clients. This is because the Adviser’s portfolio recommendations among clients differ based on each client’s investment policy guidelines and/or prevailing market conditions at the time such recommendation is made. Each Portfolio Manager carries on investment activities for other clients and may also carry on investment activities for his own account(s) and/or the accounts of family members, and therefore will not be devoting all of his or her efforts to the management of the Fund. As a result of these activities, each Portfolio Manager is engaged in substantial activities other than on behalf of the Fund, and may have differing economic interests in respect of such activities.

Ownership of Fund Shares

As of the date of this SAI, the Fund had not yet commenced operations. Accordingly, the Portfolio Managers did not own any shares of the Fund.

TRUSTEES AND OFFICERS

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairperson of the Board is Andrea N. Mullins, who is not an “interested person” of the Trust, as that term is defined under the 1940 Act (“Independent Trustee”). The Board has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically. The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements and compliance matters. The Board also has frequent interaction with the service providers and Chief Compliance Officer (the “CCO”) of the Trust with respect to risk oversight matters. The Trust’s CCO reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers

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of the Trust to monitor risks related to the Trust’s operations. The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board’s current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Trustees.

Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
INDEPENDENT TRUSTEES
Ira P. Cohen, 64 Independent Trustee Since June 2010	Current: Independent financial services consultant (since February 2005); Executive Vice President of Asset Management Services, Recognos Financial (since August 2015).	Trustee and Audit Committee Chairman, Apollo Diversified Real Estate Fund (since March 2022); Trustee, Chairman and Nominating and Governance Committee Chairman, Angel Oak Funds Trust (since October 2014) (7 portfolios); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Strategic Credit Fund (since December 2017); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Financial Strategies Income Term Trust (since May 2019); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Credit Opportunities Term Trust (since January 2021); Trustee and Nominating and Governance Committee Chairman, U.S. Fixed Income Trust (since March 2019).
Andrea N. Mullins, 56 Independent Trustee Since December 2013 Chairperson Since March 2017	Current: Private investor; Independent Contractor, SWM Advisors (since April 2014).	Trustee, Angel Oak Funds Trust (since February 2019) (7 portfolios); Trustee, Angel Oak Strategic Credit Fund (since February 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (since May 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since January 2021); Trustee and Audit Committee Chair, NXG NextGen Infrastructure Income Fund (since November 2021); Trustee and Audit Committee Chair, NXG Cushing Midstream Energy Fund (since November 2021).
INTERESTED TRUSTEE
Mark J. Seger***, 62 Trustee Since March 2017	Current: Vice Chairman and Co-Founder, Ultimus Fund Solutions, LLC and its subsidiaries (since 1999).	None.

* The address for each trustee is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

** As of the date of this SAI, the Trust consists of 15 series.

***Mr. Seger is considered an “interested person” of the Trust because of his relationship with the Trust’s administrator, transfer agent, and distributors.

The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, and compliance and governance matters. The Board currently has established two standing committees: the Audit Committee and the Governance and Nominating Committee.

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The Trust’s Audit Committee consists of the Independent Trustees. The Audit Committee is responsible for overseeing each Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board. During the 2023 calendar year, the Audit Committee met five times.

The Governance and Nominating Committee consists of the Independent Trustees and oversees general Trust governance-related matters. The Governance and Nominating Committee’s purposes, duties and powers are set forth in its written charter, which is included in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. During the 2023 calendar year, the Governance and Nominating Committee met four times.

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board; and (4) how the individual would enhance the diversity of the Board. In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

Ira P. Cohen – Mr. Cohen has over 43 years of experience in the financial services industry, including in an executive management role. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s operations and investments.

Andrea N. Mullins – Ms. Mullins has over 29 years of experience in the mutual fund industry, including experience in management, accounting and financial reporting.

Mark J. Seger – Mr. Seger has over 36 years of experience in the financial services industry, including extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Seger was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

The following table provides information regarding the Officers of the Trust:

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Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years
Matthew J. Miller, 47 Principal Executive Officer and President Since March 2022 Vice President From December 2011 to March 2022	Current: Vice President, Relationship Management, Ultimus Fund Solutions, LLC (since December 2015).
N. Lynn Bowley, 65 Chief Compliance Officer Since April 2022	Current: Senior Vice President, Senior Compliance Officer, Northern Lights Compliance Services, LLC (since January 2007).
Carol J. Highsmith, 59 Vice President Since August 2008 Secretary Since March 2014	Current: Vice President, Ultimus Fund Solutions, LLC (since December 2015).
Zachary P. Richmond, 43 Principal Financial Officer and Treasurer Since September 2021

Current: Vice President, Financial Administration, Ultimus Fund Solutions, LLC (since February 2019).

Previous: Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to February 2019).

Jared D. Lahman, 37 AML Officer since March 2023

Current: Assistant Vice President, Compliance Officer, Northern Lights Compliance Services, LLC (since September 2023).

Previous: Senior Compliance Analyst, Northern Lights Compliance Services, LLC (January 2019 to September 2023)..

* The address for each officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

** As of the date of this SAI, the Trust consists of 15 series.

The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2023 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
Ira P. Cohen	A	A
Andrea N. Mullins	A	A
Interested Trustee
Mark J. Seger	A	A

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Compensation

Set forth below are estimates of the annual compensation to be paid to the Trustees entitled to receive compensation by the Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ fees and expenses are Trust expenses and the Fund incurs its pro rata share of expenses based on the number of existing series in the Trust. As a result, the amount paid by the Fund will increase or decrease as series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Ira P. Cohen	$3,433	$0	$0	$51,500
Andrea N. Mullins	$3,433	$0	$0	$51,500

*As of the date of this SAI, the Trust consists of 15 series. Each series, including the Fund, pays a portion of the overall Independent Trustee compensation expenses, which is based on the total number of series in the Trust. Effective January 1, 2022, each Independent Trustee receives annual base compensation of $3,300 per series. Each Independent Trustee also receives additional compensation for serving as the chairperson of one or more of the Trust’s standing committees and for participating in special meetings of the Board.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the 1940 Act. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the Investment Advisory Agreement with the Adviser. The Trust and the Fund do not have information concerning the Fund’s beneficial ownership held in the names of DTC Participants.

As of the date of this SAI, the Fund has not yet commenced investment operations. Accordingly, the Fund has no controlling or principal shareholders.

As of the date of this SAI, the Fund has not yet commenced investment operations. Accordingly, the Trustees and officers of the Trust as a group owned no shares of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer, among other things. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay

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such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not always possible to place a dollar value on the research and other information received.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker or holder (in the secondary market). Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices. When the broker acts as agent, a commission will be charged on the transaction; when the broker acts as principal, the markup is included in the bond price.

When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis. Blocked transactions may produce better execution for the Fund because of the increased volume of the transaction. This may also result in a conflict of interest because the Adviser may have to choose among the Fund and its other clients with respect to the purchase or sale of the limited supply of the security to be purchased or sold. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.

The Trust, the Fund’s distributor, and the Adviser have each adopted a Code of Ethics (each a “Code” and collectively, the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s Code of Ethics also conforms to Rule 204A-1 under 1940 Act. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Codes from the Fund, free of charge, by calling the Fund at (844) 988 - 6273. You may also obtain copies of the Trust’s Code from documents filed with the SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies with respect to the disclosure of the Fund’s portfolio holdings. These policies generally prohibit the disclosure of information about the Fund’s portfolio to third-parties prior to the day after the information is posted to the Fund’s website unless the information is publicly available on the SEC’s EDGAR system. Because the Fund is an exchange-traded fund, it is required to publicly disclose its portfolio holdings daily, as described below. As further described below, the policies allow for disclosure of non-public

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portfolio information to third-parties only if there is a legitimate business purpose for the disclosure. In addition, the policies require that the party receiving the portfolio holdings information execute a non-disclosure agreement that includes a prohibition on trading based on the information, unless the party is already subject to a duty of confidentiality (as determined by the Trust’s CCO). Any arrangement to disclose non-public information about the Fund’s portfolio must be approved by the Trust’s CCO. The Trust and the Adviser are prohibited from receiving compensation or other consideration in connection with disclosing information about the Fund’s portfolio to third parties.

The Fund discloses on its website at https://www.regancapital.com/etf-mbsf/ the start of each day on which the New York Stock Exchange is open for business (“Business Day”) the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day. The Fund may also concurrently disclose this portfolio holdings information directly to ratings agencies on a daily basis.

Under the Trust’s policies, the Adviser is permitted to include Fund portfolio information that has already been made public through the Fund’s website or SEC filing in marketing literature and other communications to shareholders or other parties, provided that, in the case of portfolio information made public solely through the Fund’s website, the information is disclosed no earlier than the day after the date of posting to the website.

The Fund releases non-public portfolio holdings information to certain third-party service providers on a daily basis in order for those parties to perform their duties on behalf of the Fund. These service providers include the Fund’s Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also periodically discloses portfolio holdings information on a confidential basis to other parties that provide services to the Fund, such as the Fund’s auditors, legal counsel, proxy voting services (if applicable), printers, brokers and pricing services. The lag between the date of the information and the date on which the information is disclosed will vary based on the nature of the services provided by the party to whom the information is disclosed. For example, the information may be provided to the Fund’s auditors within days after the end of the Fund’s fiscal year in connection with the Fund’s annual audit, while the information may be given to legal counsel at any time. Fund service providers are required to keep this information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund.

Each business day, the Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings as of the next Business Day.

The Fund reserves the right to adopt a semi-transparency policy which would allow the Fund to disclose information to facilitate efficient trading of shares through substantial portfolio transparency and publication of informative metrics, while shielding the identity of the full portfolio contents of the Fund to protect the Fund’s investment strategy.  The Fund may adopt such a policy with approval of the Board and without shareholder approval.

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PROXY VOTING POLICY

The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Adviser, subject to the Adviser’s proxy voting policy and the supervision of the Board. The Adviser votes the Fund’s proxies in accordance with its proxy voting policy, subject to the provisions of the Trust’s policy regarding conflicts of interests. The Fund’s Proxy Voting Policy and Procedure is attached as Exhibit A. The Adviser’s Proxy Voting Policy and Procedure is attached as Exhibit B.

The Trust’s policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must fully disclose the conflict to the Board and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Adviser, is most consistent with the Adviser’s proxy voting policies and in the best interests of Fund shareholders.

You may also obtain a copy of the Adviser’s proxy voting policies by calling the Adviser at (214) 550-1710. A copy of the policies will be mailed to you within three days of receipt of your request. You may obtain a copy of the Trust’s or Adviser’s policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The Fund’s NAV per share (“NAV”) is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas). For a description of the methods used to determine the NAV (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. The Board annually approves the independent pricing services used by the fund accounting agent.

Fixed income securities for which market quotations are readily available are generally valued based upon the mean of the last bid and ask prices as provided by an independent pricing service. If market quotations are not readily available, the pricing service may use electronic data processing techniques and/or a computerized matrix system based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices to determine valuations. In determining the value of a bond or other fixed income security, matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity and type of issue, and any other factors or market data as the independent pricing service deems relevant for the security being priced and for other securities with similar characteristics.

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Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at their market value as determined by an independent third-party pricing agent, unless it is determined that such practice does not approximate fair value.

Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. The Adviser’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots.” The Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects the fair value of the Fund’s holding.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Adviser as valuation designee will monitor for significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Fund’s NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

Net Assets	=	NAV Per Share
Shares Outstanding

HOW TO BUY AND SELL SHARES

Creation Units

The Fund will issue and redeem shares at NAV only in aggregations of large blocks of shares or Creation Units and only to Authorized Participants. In order to be an Authorized Participant the firm must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and the firm must execute an agreement (“Participant Agreement”) with Northern Lights Distributors, LLC, the Fund’s distributor (the “Distributor”) that governs transactions in the Fund’s Creation Units.

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The Fund sells and redeems Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any day on which the New York Stock Exchange is open for business. The New York Stock Exchange is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The Fund will issue and redeem Creation Units principally in exchange for cash. The Fund may also issue and redeem Creation Units in exchange for an in-kind deposit of Deposit Securities, together with the deposit of the Cash Component, plus a transaction fee. The Fund is expected to be approved for listing, subject to notice of issuance, on February 28, 2024. Shares will trade on the Exchange at market prices that may be below, at, or above NAV.  In the event of the liquidation of the Fund, a share split, reverse split or the like, the Trust may revise the number of shares in a Creation Unit.

The Fund offers creations and redemptions of shares for cash. The Fund reserves the right to offer creations and redemptions of shares in-kind.

Exchange Listing and Trading

Shares of the Fund are available to the public on NYSE Arca (the “Exchange”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Exchange may, but is not required to, remove the shares of the Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of the Fund for 30 or more consecutive trading days, or (ii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares of the Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below.

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Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	200 basis points (2.00%)

* As a percentage of the amount invested.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Portfolio Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Purchasing Creation Units

Generally, Creation Units will be purchased for cash. The following describes the policies and procedures applicable to purchases of Creation Units made in-kind.

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on NYSE Arca (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

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The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

An Authorized Participant must submit an irrevocable purchase order in proper form to the Distributor or its agent no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the third Business Day following the Transmittal Date for securities (“T+3”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

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Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

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Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash-in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. The Fund reserves the right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor under circumstances which include, but are not limited to, if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as otherwise provided, the delivery of Creation Units will generally occur no later than T+2.

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In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted from time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

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Redeeming a Creation Unit

Generally, Creation Units will be redeemed for cash. The following describes the policies and procedures applicable to redemptions of Creation Units made in-kind.

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x)

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is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on NYSE Arca (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which NYSE Arca is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on NYSE Arca is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to the Fund that it has ascertained or has reasonable grounds to believe that as of the time of the contractual settlement date, that (i) it or its customer, as the case may be, owns, will own or have the authority and right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the shares that are in the Creation Unit to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such shares to the Fund on the contractual settlement date. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

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An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf it is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

For a redemption in-kind, once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation

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Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+3. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

STATUS AND TAXATION OF THE FUND

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders.  The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI. These tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect.  No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund).  The discussion set forth herein does not constitute tax advice.  Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, REIT, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, person holding Fund shares as part of a hedge, straddle or conversion transaction, dealer in securities or Non-U.S. Shareholder, except as specifically addressed below.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax to noncorporate shareholders. Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

If an entity or arrangement treated as a partnership for U.S. federal income tax purposes holds shares of the Fund, the U.S. federal income tax treatment of a partner in such partnership generally will depend upon the status of the partner and the activities of such partnership.  A partner of a partnership holding Fund shares should consult its own tax advisor regarding the U.S. federal income tax consequences to the partner of the acquisition, ownership and disposition of its Fund shares by the partnership.

A “U.S. shareholder” is a beneficial owner of shares of the Fund that is for U.S. federal income tax purposes:

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•	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

•	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

•	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder.

Taxation as a RIC. The Fund intends to qualify each year for treatment as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).  There can be no assurance that it actually will so qualify.  The Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements.  With respect to the source-of-income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies, and (ii) net income derived from an interest in a “qualified publicly traded partnership.”  A “qualified publicly traded partnership” (“QPTP”) is generally defined as a publicly traded partnership under Internal Revenue Code section 7704.  However, for these purposes, a QPTP does not include a publicly traded partnership if 90% or more of its income is described in (i) above.  Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

If a RIC fails this 90% income test, as long as such failure is due to reasonable cause and not willful neglect, such RIC is required to disclose the failure to the IRS and pay a tax equal to the excess of the gross income which is not derived from the sources described in (i) and (ii) above over 1/9 of the gross income that is described above.

With respect to the asset-diversification requirement, the Fund must diversify its holdings so that, at the end of each quarter of its taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities of (other than U.S. government securities or the securities of other RICs) (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

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If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis.”

However, if a RIC does not satisfy the “de minimis” cure provisions, it can still cure a failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury).  In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the corporate tax rate by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Fund satisfies the income and asset-diversification tests above and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, then the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders.  However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at the corporate income tax rate.  The Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year.  In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any prior year undistributed income realized, on which the Fund paid no federal income tax in preceding years.  The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

To the extent that the Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the Fund’s current net capital gains and thus reduce the amount of the Fund’s distribution of capital gain dividends. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. A RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

The Fund may be required to recognize taxable income in circumstances in which it does not receive cash.  For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year.  Because any original issue discount accrued will be included in the Fund’s “investment company taxable income” (discussed below) for the year of accrual, the Fund may be

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required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

Gain or loss realized by the Fund from the sale or exchange of warrants acquired by the Fund as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss.  Such gain or loss generally will be long-term or short-term, depending on how long the Fund held a particular warrant.  Upon the exercise of a warrant acquired by the Fund, the Fund’s tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant.  Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC. If the Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed.  Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income.  In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends-received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain.  To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC.  Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that re-qualify as a RIC no later than the second year following the non-qualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its re-qualification as a RIC.

Taxation of U.S. Shareholders. Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares.  Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or REITs or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) if the Internal Revenue Code to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met.

Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock

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with respect to which such dividend is paid is readily tradable on an established securities market in the United States).  A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. The Fund does not anticipate receiving any material amounts of qualified dividend income. The Fund does not expect to report eligible dividends as qualified dividend income.

Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund.  Long-term capital gain rates applicable to individuals are 0%, 15%, or 20% depending on the nature of the capital gain and the individual’s taxable income.

Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset).

Generally, not later than sixty days after the close of its taxable year, the Fund will provide the shareholders with a written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions.

Under the 2017 Tax Cuts and Jobs Act, "qualified REIT dividends" (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may pass through the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares. The amount of a RIC’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses. A noncorporate shareholder receiving such dividends would treat them as eligible for the 20% deduction, provided the shareholder meets certain holding period requirements for its shares in the RIC (i.e., generally, RIC shares must be held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend).

For purposes of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question.  If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made.  However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

If more than 50% of the value of the Fund’s assets at the close of the taxable year consist of stock or securities in foreign corporations (including certain foreign ETFs or foreign index mutual funds) and certain other requirements are met, the Fund may elect to pass-through to its shareholders the amount of foreign income tax paid by the Fund instead of claiming it on its tax return.  If such an election is made, each shareholder will include in gross income his proportional share of the foreign taxes paid by the Fund.  Investors may either deduct their pro-rata amount of such taxes paid in computing their taxable income or use it as a foreign tax credit against

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federal income tax.  If the Fund makes the election, it will furnish the shareholders with a written notice after the close of its taxable year.

The Fund intends to distribute all realized capital gains, if any, at least annually.  If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities.  If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Fund generally are taxable events.  U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions.  The sale or other disposition of shares of the Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale.  Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares.  A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed.  In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations.  For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%.  Capital losses are subject to certain limitations.

The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

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Certain U.S. shareholders, including individuals, and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Tax-Exempt Shareholders. If a shareholder of the Fund is a tax-exempt organization, it is generally not subject to federal income tax on distributions from the Fund or on sales or exchanges of Fund shares. This general exemption from tax does not apply to the “unrelated business taxable income” or UBTI of an exempt organization. UBTI includes dividends, interest, and gains from sales and other dispositions of property held for investment to the extent that such items are attributable to “debt financed property.” For example, UBTI could result if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). A deduction from one activity that produces UBTI cannot be used to offset income from a different activity that produces UBTI for the same taxable year. UBTI in excess of $1,000 in any year is taxable and will require a member to file a federal income tax return on Form 990-T. In addition, private foundations that are exempt from federal income tax may nonetheless be subject to excise tax on their net investment income and certain private colleges and universities that are exempt from federal income tax may be subject to an excise tax based on the investment income they earn. Shareholders should ask their own tax advisors for more information on their own tax situation.

At the time a private foundation or certain private colleges or universities purchase Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution of such amounts, although constituting a return of investment, would be classified as a taxable distribution whether reinvested in additional shares or paid in cash. This is sometimes referred to as “buying a dividend.” In addition, the Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions. (Private colleges and universities with at least 500 students (more than 50% of which are located in the United States) and non-exempt use assets with a value at the close of the preceding year of at least $500,000 per full-time student may be subject to a 1.4% excise tax on their net investment income.)

Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in Real Estate Mortgage Investment Conduits ("REMICs") or equity interests in Taxable Mortgage Pools ("TMPs") if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Special tax consequences also apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

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Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from an active business and certain income received from related persons.

Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC's income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Foreign Taxation. Income received by the Fund from sources within foreign countries, including securities held by the RICs and ETFs in which the Fund invest, may be subject to withholding and other taxes imposed by such countries. Dividends and interest received by a RIC’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the RIC in which the Fund invests is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such RIC’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the RIC should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the by Fund, subject to certain limitations.

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A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year. If the Fund satisfied this requirement or if it meets certain other requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations.

Foreign Shareholders. Absent specific statutory exemptions, as described below, dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of US real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year.

Ordinary dividends paid by the Fund to foreign investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers are subject to U.S. withholding tax.

Generally, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Similarly, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you were a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year. The Fund reserves the right to not report interest-related dividends or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Special U.S. tax certification requirements may apply to foreign shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence. In general, if you are a foreign shareholder, you must provide a Form W-8-BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial

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owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8-BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Backup Withholding. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 24%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

FATCA. Income dividend payments made to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a 30% withholding tax. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied on currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations with Respect to Foreign Financial Assets. Specified individuals and specified domestic entities that have an interest in a “specified foreign financial asset” above a certain threshold

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amount must disclose annually their interests in such assets on IRS Form 8938, which is filed with their U.S. federal income tax return.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Summary. The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders, and should not be considered tax advice.  These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

THE DISTRIBUTOR

Northern Lights Distributors, LLC (the “Distributor”), located at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022, is the distributor of Creation Units for the Fund. The Distributor is a wholly-owned subsidiary of Ultimus (defined below). The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distributor is obligated to sell the shares of the Fund on a reasonable efforts basis only against purchase orders for the shares. shares of the Fund are offered on a continuous basis.

OTHER SERVICE PROVIDERS

Administrator and Fund Accountant

Ultimus Fund Solutions, LLC (“Ultimus”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator and fund accountant to the Fund, pursuant to a Master Services Agreement. Ultimus is the parent company of the Distributor. One Trustee and the officers of the Trust are members or management and/or employees of the Distributor or Ultimus.

Custodian and Transfer Agent

Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts, 02110, is Custodian of the Fund’s investments. The Custodian acts as the Fund’s depository, safekeeps portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties. Brown Brothers Harriman & Co. also serves as the Fund’s Transfer Agent.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd. (“Cohen”), located at 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, has been selected as the independent registered public accounting firm for the Fund for the fiscal year ending January 31, 2025. Cohen will perform an annual audit of the Fund’s financial statements and will provide audit and tax services as requested.

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Legal Counsel

Troutman Pepper Hamilton Sanders LLP, located at 3000 Two Logan Square, Philadelphia, PA 19103, serves as legal counsel to the Trust and Fund.

FINANCIAL STATEMENTS

The Fund is newly organized and therefore no financial information is included in this SAI. You may request a copy of the Fund’s Annual and Semi-Annual Reports to shareholders, once available, at no charge by calling the Fund at (844) 988 - 6273 or by visiting the Fund’s website at https://www.regancapital.com/etf-mbsf/.

DISCLAIMERS

Shares of the Fund are not sponsored, endorsed, or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund. NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, or in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

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EXHIBIT A

VALUED ADVISERS TRUST

PROXY VOTING POLICY AND PROCEDURES

The Valued Advisers Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Valued Advisers Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Pursuant to rules established by the SEC under the 1940 Act, the Board has delegated authority to vote proxies to the investment adviser of each Fund (each, an “Adviser” and collectively, the “Advisers”) and has approved formal, written guidelines for proxy voting as adopted by the Advisers to the Trust’s Funds. The Board maintains oversight of the voting policies and procedures for each Fund.

Each Fund exercises its proxy voting rights with regard to the companies in the Fund’s investment portfolio, with the goals of maximizing the value of the portfolio’s investments, promoting accountability of a company’s management and board of directors to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.

In general, the Board believes that the Fund Adviser, which selects the individual companies that are part of each Fund’s portfolio, is the most knowledgeable and best suited to make decisions about proxy votes. Therefore, the Trust defers to and relies on the Funds’ Adviser to make decisions on casting proxy votes.

An Adviser to a Fund may, but is not required to, further delegate the responsibility for voting proxies relating to portfolio securities held by the Fund to one or more of the sub-advisers retained to provide investment advisory services to such Fund, if any (each a “Sub-Adviser”). If such responsibility is delegated to a Sub-Adviser, then the Sub-Adviser shall assume the fiduciary duty and reporting responsibilities of the Adviser under these policy guidelines. As used in these Policies and Procedures, the term “Adviser” includes any and all Sub-Advisers.

Pursuant to Rule 12d1-4, a Fund must mirror vote proposals on proxies issued by underlying investment companies in the event that such Fund and its advisory group (as defined in Rule 12d1-4) own more than 25% of the shares of any one investment company. Mirror voting means that the Fund votes its shares in the same proportion that all shares of the underlying investment company are voted, or in accordance with instructions received from Fund shareholders.

Each Fund shall disclose in its Statement of Additional Information the policies and procedures that it uses to vote proxies relating to portfolio securities. In addition, each Fund shall make available to shareholders, either on its website or upon request, the record of how the Trust voted proxies relating to portfolio securities.

Each Fund shall disclose in its annual and semi-annual reports to shareholders and in its registration statement the methods by which shareholders may obtain information about the Fund’s proxy voting policies and procedures and the Fund’s proxy voting record.

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If a Fund has a website, the Fund may post a copy of its Adviser’s proxy voting policy and this Policy on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

The Adviser shall provide quarterly certifications with respect to its adherence to its proxy voting and exemptive order policies and procedures.

Responsible Party: Adviser

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EXHIBIT B

Regan Capital, LLC

PROXY VOTING POLICY AND PROCEDURES

6.14	Proxy Voting

Regan rarely invests in equity securities and, therefore, only expects to vote for proxies with respect to closed-end funds. Regan generally will vote for such proxies when they arise. To the extent the Managing Member determines that it is in the best interest of clients to abstain from voting, the CCO will document the basis for such decisions.

6.14.1     Procedure for Voting Proxies

The Managing Member will make all preliminary determinations as to how to vote proxies related to securities in the portfolio. The Managing Member will analyze the merits of each proxy to determine how the Firm should vote. The Managing Member will determine if there are any potential conflicts of interest raised by voting recommendations. Examples of potential conflicts of interest include:

•	Voting in accordance with the Managing Member’s recommendation where the proxy company or one of its benefit plans has an institutional separate account relationship with Regan or a large investment in one of Regan’s investment funds;
•	Regan having a material business relationship with a proponent of a proxy proposal, participants in a proxy contest or directors or nominee directors of a portfolio company; and
•	An employee of Regan having a personal interest in the outcome of a particular proxy proposal.

If a conflict is perceived to be material, the Firm may resolve such conflict by delegating the voting decision to an independent third party. The CCO will document the factors involved and the resolution of any material conflict.

The Firm maintains records of all proxy votes, including how the Firm voted in each instance. The Firm discloses its proxy policy on the Form ADV.

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EXHIBIT C

Governance and Nominating Committee Charter

Valued Advisers Trust

Governance and Nominating Committee Membership

1.	The Governance and Nominating Committee (the “Committee”) of Valued Advisers Trust (“Trust”) shall be composed entirely of Independent Trustees.

Governance and Functions

1.	The Committee shall assist the Board in adopting fund governance practices and reviewing the Trust’s fund governance standards.

2.	To carry out this purpose, the Committee shall have the following duties and powers:

a.	To periodically review workload, size, and composition of the Board;

b.	To periodically review the qualifications and independence of the members of the Board;

c.	To periodically review the compensation of the Independent Trustees;

d.	To monitor, as necessary, regulatory developments, rule changes and industry best practices in fund governance;

e.	To periodically review the Trust’s committee structure and consider if additional committees or changes to existing committees are needed or warranted; and

f.	To report its activities to the Board and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate.

Board Nominations and Functions

1.	The Committee shall make recommendations for nominations for Independent Trustees members on the Board of Trustees (the “Board”) to the incumbent Independent Trustees members and to the full Board. The Committee also shall evaluate candidates’ qualifications and make recommendations for “interested” members on the Board to the full Board. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), nor shall an Independent Trustee have any affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with investment advisers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.
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2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board.
3.	The Committee may adopt from time to time specific, minimum qualifications that the Committee believes a candidate must meet before being considered as a candidate for Board membership and shall comply with any rules adopted from time to time by the U.S. Securities and Exchange Commission (the “SEC”) regarding investment company nominating committees and the nomination of persons to be considered as candidates for Board membership. The Committee shall periodically review Independent Trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make recommendations to the full Board for nomination for membership on all committees of the Board and shall review committee assignments at least annually.
2.	The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the Board.

Other Powers and Responsibilities

1.	The Committee shall meet as often as it deems appropriate.
2.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.
3.	The Committee shall report its activities to the Board and make such recommendations as the Committee may deem necessary or appropriate.
4.	A majority of the Committee’s members will constitute a quorum. At any meeting of the Committee at which a quorum is present, the decision of a majority of the members present and voting will be determinatives as to any matter submitted to a vote. The Committee may meet in person or by telephone, and a majority of the members of the Committee may act by written consent to the extent not inconsistent with the Trust’s by-laws. In the event of any inconsistency between this Charter and the Trust’s organizational documents, the provisions of the Trust’s organizational documents shall be given precedence.
5.	The Committee shall review this Charter at least annually and recommend any changes to the Board.

Adopted: April 23, 2010

Amended: June 8, 2016

Amended: June 7, 2018

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APPENDIX A

VALUED ADVISERS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.	Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Governance and Nominating Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures.
II.	Shareholder Candidates. The Governance and Nominating Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Governance and Nominating Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance and Nominating Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.
III.	Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Governance and Nominating Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Governance and Nominating Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

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EXHIBIT D

DESCRIPTION OF SECURITIES RATINGS

Description of Ratings

The following descriptions of securities ratings have been published by Moody’s Investors Services, Inc. (“Moody’s”), Standard & Poor’s Financial Services LLC (“S&P Global Ratings”), and Fitch Ratings, Inc. (“Fitch”), respectively.

Description of Moody’s Global Ratings

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Description of Moody’s Global Long-Term Ratings

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody’s Global Short-Term Ratings

P-1 Ratings of Prime-1 reflect a superior ability to repay short-term debt obligations.

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P-2 Ratings of Prime-2 reflect a strong ability to repay short-term debt obligations.

P-3 Ratings of Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s U.S. Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, the MIG scale is used to rate bond anticipation notes with maturities of up to five years.

Moody’s U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon-demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the Variable Municipal Investment Grade (“VMIG”) scale. VMIG ratings with liquidity support use as an input the short-term counterparty risk assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. For VRDOs, the VMIG short-term demand obligation rating is typically assigned if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.

Moody’s demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of S&P Global Ratings’ Issue Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a

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specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P Global Ratings would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings S&P Global ratings assigns to certain instruments may diverge from these guidelines based on market practices. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:

●	The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;
●	The nature and provisions of the financial obligation, and the promise S&P Global Ratings imputes; and
●	The protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

NR indicates that a rating has not been assigned or is no longer assigned.

Description of S&P Global Ratings’ Long-Term Issue Credit Ratings*

AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

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CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

*	Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Description of S&P Global Ratings’ Short-Term Issue Credit Ratings

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Description of S&P Global Ratings’ Municipal Short-Term Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

●	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
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●	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P Global Rating’s municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

D ‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Description of Fitch’s Credit Ratings

Fitch’s credit ratings are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issue level ratings are assigned and often include an expectation of recovery and may be notched above or below the issuer level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation).

Fitch’s credit rating scale for issuers and issues is expressed using the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade) with an additional +/- for AA through CCC levels indicating relative differences of probability of default or recovery for issues. The terms “investment grade” and “speculative grade” are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories signal either a higher level of credit risk or that a default has already occurred.

Fitch may also disclose issues relating to a rated issuer that are not and have not been rated. Such issues are also denoted as ‘NR’ on its web page.

Fitch’s credit ratings do not directly address any risk other than credit risk. Credit ratings do not deal with the risk of market value loss due to changes in interest rates, liquidity and/or other market considerations. However, market risk may be considered to the extent that it influences the ability of an issuer to pay or refinance a financial commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of payments linked to performance of an equity index).

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ ratings and ratings below the ‘CCC’ category. For the short-term rating category of ‘F1’, a ‘+’ may be appended.

Description of Fitch’s Long-Term Corporate Finance Obligations Ratings

AAA Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

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BB Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C Exceptionally high levels of credit risk. ‘C’ ratings indicate exceptionally high levels of credit risk.

Ratings in the categories of ‘CCC’, ‘CC’ and ‘C’ can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

Corporate Finance defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘CCC’ to ‘C’ rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

Fitch’s short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits.

(a)(1)	Certificate of Trust - Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed June 16, 2008 (File No. 811-22208).

(a)(2)	Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(a)(3)	Amended Schedule A to the Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Post-Effective Amendment No. 388 filed December 8, 2023 (File No. 811-22208 ).

(b)(1)	Bylaws – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(b)(2)	Amendment, dated September 22, 2009, to Bylaws – Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 filed March 16, 2010 (File No. 811-22208).

(c)	Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(d)(1)	Investment Advisory Agreement between the Trust and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 159 filed May 30, 2014 (File No. 811-22208).

(d)(2)	Amendment to the Investment Advisory Agreement between the Trust and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).

(d)(3)	Investment Advisory Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(d)(4)	Investment Subadvisory Agreement between Long Short Advisors, LLC and Prospector Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 216 filed September 25, 2015 (File No. 811-22208).

(d)(5)	Amendment to the Investment Subadvisory Agreement between LongShort Advisors, LLC and Prospector Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208 ).

(d)(6)	Second Amendment to the Investment Subadvisory Agreement between LongShort Advisors, LLC and Prospector Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208 ).

(d)(7)	Investment Advisory Agreement between the Trust and Foundry Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 242 filed August 30, 2016 (File No. 811-22208).

(d)(8)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(d)(9)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the Sound Mind Investing Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811-22208).

(d)(10)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Multi-Strategy Fund (formerly known as the Sound Mind Investing Balanced Fund, the SMI Conservative Allocation Fund, and the SMI 50/40/10 Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811-22208).

(d)(11)	Investment Advisory Agreement between the Trust and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(d)(12)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(d)(13)	Amendment to the Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 296 filed August 31, 2018 (File No. 811-22208).

(d)(14)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany ESG Small Cap Equity Fund (formerly known as the Dana Small Cap Equity Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 222 filed November 2, 2015 (File No. 811-22208).

(d)(15)	Amendment to the Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany ESG Small Cap Equity Fund (formerly known as the Dana Small Cap Equity Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 296 filed August 31, 2018 (File No. 811-22208).

(d)(16)	Investment Advisory Agreement between the Trust and Belmont Capital, LLC dba Belmont Capital Group with respect to the Belmont Theta Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).

(d)(17)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany ESG Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 306 filed February 28, 2019 (File No. 811-22208).

(d)(18)	Investment Advisory Agreement between the Trust and Channing Capital Management, LLC with respect to the Channing Intrinsic Value Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).

(d)(19)	Investment Advisory Agreement between the Trust and Millbank Dartmoor Portsmouth LLC with respect to the MDP Low Volatility Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(d)(20)	Investment Advisory Agreement between the Trust and Kovitz Investment Group Partners, LLC with respect to the Kovitz Core Equity ETF – Incorporated by reference to Registrant’s Post-Effective Amendment No. 375 filed November 4, 2022 (File No. 811-22208 ).

(d)(21)	Investment Advisory Agreement between the Trust and Regan Capital, LLC with respect to the Regan Floating Rate MBS ETF – Filed herewith.

(e)(1)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC, and SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(e)(2)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC, and Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(e)(3)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Foundry Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(e)(4)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(e)(5)	Amendment to the Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).

(e)(6)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(e)(7)	Distribution Agreement between Ultimus Fund Distributors, LLC and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(e)(8)	Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).

(e)(9)	Amended Schedule A to the Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(e)(10)	Distribution Agreement between the Trust and Northern Lights Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 359 filed November 17, 2021 (File No. 811-22208).

(f)	Not applicable.

(g)(1)	Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(g)(2)	Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).

(g)(3)	Amended Appendix D to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(g)(4)	Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 245 filed September 28, 2016 (File No. 811-22208).

(g)(5)	Amendment No. 1 to the Custody Agreement between the Trust and US Bank, N.A. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 290 filed April 27, 2018 (File No. 811-22208)

(g)(6)	Amendment No. 2 to the Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).

(g)(7)	Amendment No. 3 to the Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(g)(8)	Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 359 filed November 17, 2021 (File No. 811-22208).

(g)(9)	First Amendment to the Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co. – Incorporate by reference to Registrant’s Post-Effective Amendment No. 375 filed November 4, 2022 (File No. 811-22208 ).

(g)(10)	Second Amendment to the Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co – Filed herewith.

(h)(1)	Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).

(h)(2)	First Amendment to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 311 filed May 31, 2019 (File No. 811-22208).

(h)(3)	Second Amendment to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(h)(4)	Amendment to the Fund Administration Addendum to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 311 filed May 31, 2019 (File No. 811-22208).

(h)(5)	Amended Schedule A to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(h)(6)	ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 359 filed November 17, 2021 (File No. 811-22208).

(h)(7)	Amendment No. 1 to the ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 375 filed November 4, 2022 (File No. 8-22208 ).

(h)(8)	Amended Expense Limitation Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).

(h)(9)	Amended and Restated Expense Limitation Agreement between the Trust and Foundry Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 377 filed February 28, 2023 (File No. 811-22208 ).

(h)(10)	Amended and Restated Expense Limitation Agreement between the Trust and SMI Advisory Services, LLC with respect to the Sound Mind Investing Fund, the SMI Multi-Strategy Fund, and the SMI Dynamic Allocation Fund - Incorporated by reference to Registrant’s Post-Effective Amendment No. 379 filed February 28, 2023 (File No. 811-22208). .

(h)(11)	Amended and Restated Expense Limitation Agreement between the Trust and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 387 filed September 28, 2023 (File No. 811-22208]).

(h)(12)	Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 376 filed February 28, 2023 (File No. 811-22208 ).

(h)(13)

Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany ESG Small Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 376 filed February 28, 2023 (File No. 811-22208 ).

(h)(14)	Amended Expense Limitation Agreement between the Trust and Summitry LLC with respect to the Summitry Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 383 filed May 31, 2023 (File No. 811-22208).

(h)(15)	Amended Expense Limitation Agreement between the Trust and Belmont Capital, LLC dba Belmont Capital Group with respect to the Belmont Theta Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 384 filed May 31, 2023 (File No. 811-22208).

(h)(16)	Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany ESG Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 376 filed February 28, 2023 (File No. 811-22208 ).

(h)(17)	Amended Expense Limitation Agreement between the Trust and Channing Capital Management, LLC with respect to the Channing Intrinsic Value Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 381 filed May 31, 2023 (File No. 811-22208).

(h)(18)	Expense Limitation Agreement between the Trust and Millbank Dartmoor Portsmouth LLC with respect to the MDP Low Volatility Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(i)(1)	Opinion and Consent of Husch Blackwell Sanders LLP, Legal Counsel, with respect to Golub Group Equity Fund (now known as Summitry Equity Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 filed March 10, 2009 (File No. 811-22208).

(i)(2)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).

(i)(3)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dreman Contrarian Small Cap Value Fund (now known as the Foundry Partners Fundamental Small Cap Value Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(i)(4)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).

(i)(5)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel with respect to the Sound Mind Investing Fund and the Sound Mind Investing Balanced Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 103 filed February 28, 2013 (File No. 811-22208).

(i)(6)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 126 filed September 23, 2013 (File No. 811-22208).

(i)(7)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(i)(8)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the SMI 50/40/10 Fund (now known as the SMI Multi-Strategy Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 289 filed April 30, 2018 (File No. 811-22208).

(i)(9)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Dana Small Cap Equity Fund (now known as the Dana Epiphany ESG Small Cap Equity Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 222 filed November 2, 2015 (File No. 811-22208).

(i)(10)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the Belmont Theta Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).

(i)(11)	Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the merger of the SMI Conservative Allocation Fund and the SMI 50/40/10 Fund (now known as the SMI Multi-Strategy Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 289 filed April 30, 2018 (File No. 811-22208).

(i)(12)	Tax Opinion and Consent of the Law Offices of John H. Lively & Associates, Inc., Legal Counsel, with respect to the merger of the SMI Conservative Allocation Fund and the SMI 50/40/10 Fund (now known as the SMI Multi-Strategy Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 289 filed April 30, 2018 (File No. 811-22208).

(i)(13)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP, Legal Counsel, with respect to the Dana Epiphany ESG Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 301 filed November 16, 2018 (File No. 811-22208).

(i)(14)	Opinion and Consent of Troutman Pepper Hamilton Sanders LLP, Legal Counsel, with respect to the Channing Intrinsic Value Small-Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 338 filed February 24, 2021 (File No. 811-22208).

(i)(15)	Opinion and Consent of Troutman Pepper Hamilton Sanders LLP, Legal Counsel, with respect to the MDP Low Volatility Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 360 filed December 17, 2021 (File No. 811-22208).

(i)(16)	Opinion and Consent of Troutman Pepper Hamilton Sanders LLP, Legal Counsel, with respect to the Kovitz Core Equity ETF – Incorporated by reference to Registrant’s Post-Effective Amendment No. 370 filed June 24, 2022 (File No. 811-22208).

(i)(17)	Opinion and Consent of Troutman Pepper Hamilton Sanders LLP, Legal Counsel, with respect to the Regan Floating-Rate MBS ETF – Incorporated by reference to Registrant’s Post-Effective Amendment No. 388 filed December 8, 2023 (File No. 811-2220 ).

(j)(1)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to Summitry Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 383 filed May 31, 2023 (File No. 811-22208).

(j)(2)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).

(j)(3)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Foundry Partners Fundamental Small Cap Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 377 filed February 28, 2023 (File No. 811-22208 ).

(j)(4)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Sound Mind Funds - Incorporated by reference to Registrant’s Post-Effective Amendment No. 379 filed February 28, 2023 (File No. 811-22208). .

(j)(5)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 387 filed September 28, 2023 (File No. 811-22208).

(j)(6)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Dana Funds – Incorporated by reference to Registrant’s Post-Effective Amendment No. 376 filed February 28, 2023 (File No.811-22208 ).

(j)(7)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Belmont Theta Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 384 filed May 31, 2023 (File No. 811-22208).

(j)(8)	Consent of BBD, LLP, Independent Public Accountants, with respect to the Dana Epiphany ESG Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 303 filed February 28, 2019 (File No. 811-22208).

(j)(9)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Channing Intrinsic Value Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 381 filed May 31, 2023 (File No. 811-22208).

(j)(10)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the MDP Low Volatility Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 382 filed May 31, 2023 (File No. 811-22208).

(j)(11)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Kovitz Core Equity ETF – Incorporated by reference to Registrant’s Post-Effective Amendment No. 378 filed February 28, 2023 (File No. 811-22208).

(j)(12)	Consent of Cohen & Company, Ltd., Independent Public Accountants, with respect to the Regan Floating Rate MBS ETF – Filed herewith.

(k)	Not applicable.

(l)	Initial Capital Agreement – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(m)(1)	Distribution Plan under Rule 12b-1 for Summitry Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).

(m)(2)	Distribution Plan under Rule 12b-1 for the Foundry Partners Fundamental Small Cap Value Fund (formerly known as the Dreman Contrarian Small Cap Value Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 (File No. 811-22208).

(m)(3)	Distribution Plan under Rule 12b-1 for Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(m)(4)	Distribution Plan under Rule 12b-1 for MDP Low Volatility Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(n)(1)	Rule 18f-3 Plan for Foundry Partners Fundamental Small Cap Value Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 242 filed August 30, 2016 (File No. 811-22208).

(n)(2)	Rule 18f-3 Plan for Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).

(n)(3)	Rule 18f-3 Plan for MDP Low Volatility Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(o)	Reserved.

(p)(1)	Code of Ethics for the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).

(p)(2)	Code of Ethics for Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).

(p)(3)	Code of Ethics for Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 356 - Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).

(p)(4)	Code of Ethics for Ultimus Fund Distributors, LLC and Northern Lights Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).

(p)(5)	Code of Ethics for Kovitz Investment Group Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 363 filed February 28, 2022 (File No. 811-22208).

(p)(6)	Code of Ethics for Foundry Partners, LLC - Incorporated by reference to Registrant’s Post-Effective Amendment No. 340 filed February 26, 2021 (File No. 811-22208).

(p)(7)	Code of Ethics for SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).

(p)(8)	Code of Ethics for Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).

(p)(9)	Code of Ethics for Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).

(p)(10)	Code of Ethics for Prospector Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).

(p)(11)	Code of Ethics for Belmont Capital, LLC dba Belmont Capital Group – Incorporated by reference to Registrant’s Post-Effective Amendment No. 348 filed May 28, 2021 (File No. 811-22208).

(p)(12)	Code of Ethics for Channing Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).

(p)(13)	Code of Ethics for Millbank Dartmoor Portsmouth LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).

(p)(14)	Code of Ethics for Regan Capital, LLC – Filed herewith.

(q)	Powers of Attorney – Incorporated by reference to Registrant’s Post-Effective Amendment No. 367 filed May 31, 2022 (File No. 811-22208).

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification.

Reference is made to the Registrant’s Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of the Investment Adviser.

See the Trust’s various prospectuses and the statements of additional information for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 32.	Principal Underwriters.

1.	Ultimus Fund Distributors, LLC

(a)	Ultimus Fund Distributors, LLC is the principal underwriter for some series of the Trust. Ultimus Fund Distributors also serves as a principal underwriter for the following investment companies: Bruce Fund, Inc., CM Advisors Family of Funds, Caldwell & Orkin Funds, Inc., Cantor Fitzgerald Infrastructure Fund, Cantor Select Portfolios Trust, Capitol Series Trust, Centaur Mutual Funds Trust, Chesapeake Investment Trust, Commonwealth International Series Trust, Conestoga Funds, Connors Funds, Cross Shore Discovery Fund, Dynamic Alternatives Fund, Eubel Brady & Suttman Mutual Fund Trust, Fairway Private Equity & Venture Capital Opportunities Fund, Flat Rock Enhanced Income Fund, HC Capital Trust, Hussman Investment Trust, James Advantage Funds, James Alpha Funds Trust, Lind Capital Partners Municipal Credit Income Fund, Manager Directed Portfolios, MSS Series Trust, Oak Associates Funds, ONEFUND Trust, Papp Investment Trust, Peachtree Alternative Strategies Fund, Rocky Mountain Opportunity Trust, Schwartz Investment Trust, Segall Bryant & Hamill Trust, The Cutler Trust, The Investment House Funds, Ultimus Managers Trust, Unified Series Trust, VELA Funds, Volumetric Fund, Waycross Independent Trust, Williamsburg Investment Trust, XD Fund Trust, and Yorktown Funds.

(b)	The officers of Ultimus Fund Distributors, LLC are as follows:

Name*	Title	Position with Trust
Kevin M. Guerette*	President	None
Stephen L. Preston*	Vice President, Chief Compliance Officer, and Anti-Money Laundering Compliance Officer	None

Melvin Van Cleave*	Chief Information Security Officer	None

Douglas K. Jones*	Vice President	None

Gregory A. Evans*	Financial Operations Principal	None

*	The principal business address of these individuals is 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246

(c)	Not Applicable.

2.	Northern Lights Distributors, LLC

(a)	Northern Lights Distributors, LLC is the principal underwriter for some series of the Trust. Northern Lights Distributors also serves as a principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Atlas U.S. Tactical Income Fund, Boyar Value Fund Inc., Capitol Series Trust, CIM Real Assets & Credit Fund, Copeland Trust, DGI Investment Trust, Humankind Benefit Corporation, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, Princeton Everest Fund, The Saratoga Advantage Trust, Segal Bryant & Hamill Trust. Texas Capital Funds Trust, THOR Financial Technologies Trust, Tributary Funds, Inc., Two Roads Shared Trust, Ultimus Manager’s Trust, Unified Series Trust, and Zacks Trust

(b)	The officers of Northern Lights Distributors, LLC are as follows:

Name*	Title	Position with Trust
Kevin M. Guerette*	President	None

Bill Strait*	Secretary, General Counsel, and Manager	None

Stephen L. Preston*	Treasurer, Chief Compliance Officer, and Anti-Money Laundering Compliance Officer	None

David James*	Manager	None

Melvin Van Cleave*	Chief Information Security Officer	None

Gregory A. Evans*	Financial Operations Principal	None

*	The principal business address of these individuals is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474.

(c)	Not Applicable.

ITEM 33.	Location Of Accounts And Records.

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)	Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (records relating to its functions as custodian for Summitry Equity Fund, Foundry Partners Fundamental Small Cap Value Fund, BFS Equity Fund, Dana Large Cap Equity Fund, Dana Epiphany ESG Small Cap Equity Fund, Dana Epiphany ESG Equity Fund, Sound Mind Investing Fund, SMI Dynamic Allocation Fund, and SMI Multi-Strategy Fund).

(b)	US Bank, N.A., 1555 N. Rivercenter Drive, Milwaukee, WI 53212 (records relating to its functions as custodian for LS Opportunity Fund, Channing Intrinsic Value Small-Cap Fund, and MDP Low Volatility Fund).

(c)	Summitry LLC, 919 Hillsdale Blvd, Suite 150, Foster City, CA 94404 (records relating to its function as the investment adviser to Summitry Equity Fund).

(d)	Long Short Advisors, LLC, 3330 Fairchild Gardens Avenue, Suite 30428, Palm Beach Gardens, FL 33410 (records relating to its function as the investment adviser to LS Opportunity Fund).

(e)	Ultimus Fund Solutions, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246 (records relating to its function as transfer agent, fund accountant, and administrator for the Trust).

(f)	Kovitz Investment Group Partners, LLC, 71 S. Wacker Dr., Suite 1860, Chicago, IL 60606 (records relating to its function as investment adviser to the Kovitz Core Equity ETF).

(g)	Foundry Partners, LLC, 510 First Avenue North, Suite 601, Minneapolis, MN 55401 (records relating to its function as investment adviser to Foundry Partners Fundamental Small Cap Value Fund).

(h)	SMI Advisory Services, LLC, 4400 Ray Boll Blvd. Columbus, IN 47203 (records relating to its function as investment adviser to the Sound Mind Funds).

(i)	Bradley, Foster & Sargent, Inc., 185 Asylum St., City Place II, Hartford, Connecticut 06103 (records relating to its function as investment adviser to the BFS Equity Fund).

(j)	Dana Investment Advisors, Inc., 20700 Swenson Drive, Suite 400, Waukesha, Wisconsin 53186 (records relating to its function as investment adviser to the Dana Funds).

(k)	Prospector Partners, LLC, 370 Church Street, Guilford, Connecticut 06437 (records relating to its function as subadviser to the LS Opportunity Fund).

(l)	Belmont Capital, LLC d/b/a Belmont Capital Group, 1875 Century Park E., Suite 1780, Los Angeles, California 90067 (records relating to its function as investment adviser to the Belmont Theta Income Fund).

(m)	Ultimus Fund Distributors, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246 (records relating to its function as distributor to certain series of the Trust).

(n)	Channing Capital Management, LLC, 10 S. LaSalle Street, Suite 2401, Chicago, IL 60603 (records relating to its function as investment adviser to the Channing Intrinsic Value Small-Cap Fund).

(p)	Millbank Dartmoor Portsmouth LLC, 22 Pack Square, Suite 401, Asheville, NC, 28801 (records relating to its function as investment adviser to the MDP Low Volatility Fund).

(q)	Northern Lights Distributors, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474 (records relating to its function as distributor to certain series of the Trust).

(r)	Brown Brothers Harriman & Co, 50 Post Office Square, Boston, MA 02110 (records relating to its function as custodian for Kovitz Core Equity ETF and Regan Floating Rate MBS ETF).

(s)	Regan Capital, LLC, 300 Crescent Court, Suite 1760, Dallas, TX 75201 (records relating to its function as investment adviser to the Regan Floating Rate MBS ETF).

ITEM 34.	Management Services.

Not Applicable.

ITEM 35.	Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 389 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and State of Ohio on this 21st day of February 2024.

VALUED ADVISERS TRUST

By:	*
Matthew J. Miller, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	*	February 21, 2024
	Andrea N. Mullins, Trustee	Date

	*	February 21, 2024
	Ira Cohen, Trustee	Date

	*	February 21, 2024
	Mark J. Seger, Trustee	Date

	*	February 21, 2024
	Zachary P. Richmond, Treasurer and Principal	Date
Financial Officer

* By:	/s/ Carol J. Highsmith	February 21, 2024
	Carol J. Highsmith, Vice President, Attorney in Fact	Date

INDEX TO EXHIBITS

(FOR REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940)

EXHIBIT NO. UNDER PART C OF FORM N-1A	NAME OF EXHIBIT
(d)(21)	Investment Advisory Agreement between the Registrant and Regan Capital, LLC
(g)(10)	Second Amendment to the Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co
(j)(12)	Consent of Cohen & Company, Ltd.
(p)(14)	Code of Ethics of Regan Capital, LLC